Summary of significant accounting policies - Schedule of disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregates of revenue
Net revenue	¥ 5,530,404,557	$ 778,941,190	¥ 7,108,238,352	¥ 9,165,330,760
Related Party [Member]
Disaggregates of revenue
Net revenue	62,849,416		20,394,478	29,900,069
Live Streaming
Disaggregates of revenue
Net revenue	4,799,005,778		6,797,326,921	8,596,599,175
Advertisement revenue
Disaggregates of revenue
Net revenue	242,940,596		190,254,794	464,866,153
Other revenue
Disaggregates of revenue
Net revenue	¥ 488,458,183		¥ 120,656,637	¥ 103,865,432